Consolidated Statements of Changes in Shareholder's Equity - USD ($) shares in Thousands, $ in Thousands		Common Stock [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Shareholders' equity at Dec. 31, 2013		$ 52,051	$ 5,598	$ (476)	$ 57,173
Common Stock, Shares, Beginning Balance at Dec. 31, 2013		7,577
Net income			6,408		6,408
Other comprehensive income (loss), net of tax				619	619	[1]
Dividends on common stock		$ 54	(811)		(757)
Common stock issued and related tax effects	[2]	$ 537			537
Common stock issued and related tax effects, shares	[2]	50
Proceeds from rights offering		$ 6,143			6,143
Proceeds from rights offering, shares		761
Shareholders' equity at Dec. 31, 2014		$ 58,785	11,195	143	$ 70,123
Common Stock, Shares, Ending Balance at Dec. 31, 2014		8,388			8,388
Net income			9,557		$ 9,557
Other comprehensive income (loss), net of tax				(610)	(610)	[1]
Dividends on common stock		$ 77	(1,186)		(1,109)
Common stock issued and related tax effects	[2]	$ 509			509
Common stock issued and related tax effects, shares	[2]	48
Shareholders' equity at Dec. 31, 2015		$ 59,371	$ 19,566	$ (467)	$ 78,470
Common Stock, Shares, Ending Balance at Dec. 31, 2015		8,436			8,436

[1]	All amounts are net of tax.
[2]	Includes the issuance of common stock under employee benefit plans, which includes nonqualified stock options and restricted stock